Non-Controlling Interests	6 Months Ended
Dec. 31, 2023
Non-Controlling Interests [Abstract]
NON-CONTROLLING INTERESTS
16.	NON-CONTROLLING INTERESTS

	31 December 2023	30 June 2023
	RM	RM

Non-controlling interests	104,305	94,158

(a)	Subsidiaries of the Group that have material non-controlling interests (“NCI”) are as follows:

31 December 2023	ARB WMS	ARB Distribution	Other individually immaterial subsidiaries	Total
NCI percentage of ownership interest and voting interest (%)	49%	49%	-	-
Carrying amount of NCI (RM)	103,905	-	400	104,305
(Loss)/Profit allocated to NCI (RM)	(1,162)	312,621	-	311,459
Total comprehensive (loss)/ income allocated to NCI (RM)	(1,162)	312,621	-	311,459

30 June 2023	ARB Robotic Group	ARB WMS	ARB Distribution	Other individually immaterial subsidiaries	Total
NCI percentage of ownership interest and voting interest (%)	-	49%	49%	-	-
Carrying amount of NCI (RM)	-	105,068	(12,310)	1,400	94,158
31 December 2022
Profit/(Loss) allocated to NCI (RM)	680,477	-	583,933	(1,883)	1,262,527
Total comprehensive income/(loss) allocated to NCI (RM)	680,477	-	583,933	(1,883)	1,262,527

(b)	Summarised financial information of the subsidiaries that have material NCI as at the end of each reporting period prior to intra-group elimination are as follows:

ARB WMS
RM
31 December 2023
Assets and liabilities
Current assets	217,224
Current liabilities	(5,172)
Net assets	212,052

Results
Revenue	-
Loss for the financial period	(2,372)
Total comprehensive loss	(2,372)

Cash flows used in operating activities	(200)
Cash flows from/(used in) investing activities	-
Cash flows from/(used in) financing activities	-
Net decrease in cash and cash equivalents	(200)

	ARB WMS	ARB Distribution
	RM	RM
30 June 2023
Assets and liabilities
Current assets	217,428	6,896,593
Current liabilities	(3,000)	(3,461,715)
Net assets	214,428	3,434,878

Results
Revenue	-	-
Profit for the financial year	-	20,143,250
Total comprehensive income/(loss)	3,460	(31,525)

Cash flows (used in)/from operating activities	(69,997)	105,708
Cash flows from investing activities	-	10
Cash flows from financing activities	-	2,600,000
Net (decrease)/increase in cash and cash equivalents	(69,997)	2,705,718

(c)	Acquisition/Disposal of non-controlling interest

31 December 2023

On 6 October 2023, ARB IOT Group Sdn. Bhd., disposed 100% equity interest in ARB Midware Sdn. Bhd., for a total consideration of RM1. Consequently, ARB Midware Sdn. Bhd. and its subsidiary company, namely ARB Distribution Sdn. Bhd. were disposed off from the Group.

30 June 2023

On 26 May 2023, the Group had acquired 10 ordinary shares representing 10% of equity interest of ARB Robotic Sdn. Bhd. from ARB Distribution Sdn. Bhd., an 51% owned subsidiary of the Company, for a total consideration of RM 1. As a result, the Group had increased controlling equity interest in ARB Robotic Sdn. Bhd. from 95.1% to 100% at the date of acquisition.

Other than the above subsidiaries, the controlling equity interest of individually immaterial subsidiaries remain unchanged as at 31 December 2023 and 30 June 2023.